Note 54 (Tables)	12 Months Ended
Dec. 31, 2021
Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Banks Senior Management [Abstract]
Remuneration For Non Executive Directors Explanatory [Table Text Block]
The remuneration paid to non-executive members of the Board of Directors during the 2021 financial year is indicated below, individualized and itemized:

Remuneration for non-executive directors (thousands of Euros)
	Board of Directors	Executive Committee	Audit Committee	Risk and Compliance Committee	Remuneration Committee	Appointments and Corporate Governance Committee	Technology and Cybersecurity Committee	Other positions (1)	Total
José Miguel Andrés Torrecillas	129	167	66			115		50	527
Jaime Caruana Lacorte	129	167	165	107					567
Raúl Galamba de Oliveira	129			107			43		278
Belén Garijo López	129		66		107	46			349
Sunir Kumar Kapoor	129						43		172
Lourdes Máiz Carro	129		66		43				238
José Maldonado Ramos	129	167				46			342
Ana Peralta Moreno	129		66		43				238
Juan Pi Llorens	129			214		46	43	80	512
Ana Revenga Shanklin	129			107					236
Susana Rodríguez Vidarte	129	167		107		46			449
Carlos Salazar Lomelín	129				43				172
Jan Verplancke	129				43		43		214
Total (2)	1,673	667	431	642	278	301	171	130	4,293
(1) Amounts received during the 2021 financial year by José Miguel Andrés Torrecillas, in his capacity as Deputy Chair of the Board of Directors, and by Juan Pi Llorens, in his capacity as Lead Director.
(2) Includes amounts corresponding to membership on the Board and its various committees during the 2021 financial year.

Annual fixed remuneration [Table Text Block]

2021 Annual Fixed Remuneration (thousands of Euros)

Chairman	2,924
Chief Executive Officer	2,179
Total	5,103

Annual variable remuneration Upfront payment [Table Text Block]
In addition, in accordance with the conditions established in the BBVA Directors' Remuneration Policy, during the 2021 financial year, the Chief Executive Officer received €654 thousand for the cash in lieu of pension item (equivalent to 30% of his Annual Fixed Remuneration)—given that he does not have a retirement pension (see the "Pension commitments" section of this Note), and €600 thousand for the mobility allowance item.

2020 Annual Variable Remuneration
	In cash (thousands of Euros)	In shares
Chairman	0	0
Chief Executive Officer	0	0
Total	0	0

Deferred annual variable remuneration Deferred portion [Table Text Block]	In accordance with the remuneration policies applicable in 2017 and in application of the settlement and payment system for the Annual Variable Remuneration for said financial year, in 2021, the executive directors have received, the portion of the Deferred Annual Variable Remuneration for the 2017 financial year (60% of the total AVR) payable in 2021 (60% of the Deferred Portion in the case of the Chairman and the entire Deferred Portion in the case of the Chief Executive Officer), after it was determined that no downward adjustment had to be made, based on the result of the multi-year performance indicators approved for such remuneration. In the case of the Chairman, 40% of this remuneration was paid in cash and 60% in shares; and in the case of the Chief Executive Officer, this remuneration was paid in equal parts cash and shares, together, in both cases, with the corresponding update in cash, thus concluding the payment of the Chief Executive Officer's Annual Variable Remuneration for the 2017 financial year.

Deferred Annual Variable Remuneration for previous financial years (1)
	In cash (thousands of Euros)	In shares
Chairman	411	83,692
Chief Executive Officer	307	39,796
Total	717	123,488
(1) Remuneration corresponding to the Deferred AVR for the 2017 financial year payable in 2021, together with its update in cash. The Deferred AVR of the Chairman and the Chief Executive Officer for the 2017 financial year is associated with their previous positions as Chief Executive Officer and President & CEO of BBVA USA, respectively.
Annual fixed remuneration Senior management [Table Text Block]
The remuneration paid during the 2021 financial year to members of Senior Management as a whole, who held that position as at 31 December 2021 (16 members, excluding executive directors), is itemized by remuneration item below:

2021 Annual Fixed Remuneration (thousands of euros)

Senior Management total	16,435

Annual variable remuneration Upfront portion Senior management [Table Text Block]

2020 Annual Variable Remuneration
	In cash (thousands of Euros)	In shares
Senior Management total	0	0

Annual variable remuneration Deferred portion Senior management [Table Text Block]	Even though the members of Senior Management have not accrued any amount corresponding to 2020 Annual Variable Remuneration as they waived it, two members of Senior Management have received in 2021 variable remunerations corresponding to retention bonuses derived from their former positions. Therefore, in accordance with the BBVA Group General Remuneration Policy, which is applicable to the members of Senior Management, retention bonuses are considered variable remuneration and comply with applicable rules regarding payment in shares, deferral, ex post adjustments and malus and clawback arrangements established in such Policy for the Annual Variable Remuneration. The variable remunerations received in this regard in 2021 by the members of Senior Management amount to a total aggregate amount of €862 thousand and 203,834 BBVA shares.
In accordance with the remuneration policy for this group applicable in 2017 and in application of the settlement and payment system for the Annual Variable Remuneration for said financial year, in 2021, the members of Senior Management who were beneficiaries of such remuneration received the portion of the Deferred Annual Variable Remuneration for the 2017 financial year payable in 2021, after it was determined that no downward adjustment had to be made, based on the result of the multi-year performance indicators approved for such remuneration. In accordance with the remuneration policy applicable in 2017, current members of Senior Management who held such a position in the 2017 financial year were paid 40% of this remuneration in cash and 60% in shares, while, in the case of members who did not hold such a position in the 2017 financial year, this remuneration was paid in equal parts cash and shares. In both cases, the corresponding update in cash was included. This payment concluded the payment of the Annual Variable Remuneration for the 2017 financial year to the members of Senior Management who, while being members of the Identified Staff, were not members of Senior Management in that financial year.

Annual Variable Remuneration corresponding to previous financial years (1)
	In cash (thousands of Euros)	In shares
Senior Management total	667	119,313
(1) Remuneration corresponding to the Deferred AVR for the 2017 financial year payable in 2021, in the case of members of Senior Management who were beneficiaries, together with its update in cash.

Pension commitments with executive directors and member of senior Management [Table Text Block]
The "theoretical shares" allocated to non-executive directors who are beneficiaries of the fixed remuneration system with shares with deferred delivery in the 2021 financial year, corresponding to 20% of the total annual fixed allowance in cash received by each of them in the 2020 financial year, were as follows:

	Theoretical shares allocated in 2021 (1)	Theoretical shares accumulated as at 31 December 2021
José Miguel Andrés Torrecillas	22,860	98,772
Jaime Félix Caruana Lacorte	25,585	56,972
Raúl Galamba de Oliveira	9,500	9,500
Belén Garijo López	15,722	77,848
Sunir Kumar Kapoor	7,737	30,652
Lourdes Máiz Carro	10,731	55,660
José Maldonado Ramos	15,416	123,984
Ana Peralta Moreno	10,731	26,396
Juan Pi Llorens	23,079	115,896
Ana Revenga Shanklin	7,568	7,568
Susana Rodríguez Vidarte	20,237	161,375
Carlos Salazar Lomelín	5,642	5,642
Jan Verplancke	9,024	21,416
Total	183,832	791,681
(1)The number of "theoretical shares" allocated to each non-executive director is equal to 20% of the total annual fixed allowance in cash received by each such director in 2020 based on the average closing price of the BBVA share during the 60 trading sessions prior to the General Meeting of 20 April 2021, which was €4.44 per share.